Options (Details 1) - $ / shares	3 Months Ended		9 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018
Share-based Payment Arrangement [Abstract]
Outstanding, beginning of period			555,651	582,811
Granted	0	0	1,887,000	0
Expired			(31,550)	(15,827)
Forfeited			(6,666)	(8,500)
Balance at end of period	2,404,435	558,484	2,404,435	558,484
Options exercisable, end of year	1,141,431	503,444	1,141,431	503,444
Outstanding, beginning of period			$ 31.75	$ 32.00
Granted			0.35	0.00
Expired			37.71	54.20
Forfeited			4.72	11.90
Balance at end of period	$ 8.42	$ 31.60	8.42	31.60
Options exercisable, end of year	17.26	32.50	17.26	32.50
Outstanding, beginning of period			16.69	17.20
Granted			0.26	0.00
Expired			17.60	39.20
Forfeited			2.61	10.20
Balance at end of period	$ 3.78	$ 16.70	3.78	16.70
Options exercisable, end of year			$ 7.62	$ 17.20